Other Operating Income and Expenses	12 Months Ended
Mar. 31, 2020
Analysis of income and expense [abstract]
Other Operating Income and Expenses
Other Operating Income and Expenses

	JPY (millions) For the Year Ended March 31
	2018	2019	2020
Other operating income:
Change in fair value of contingent considerations (Note 27)	¥—	¥5,966	¥18,383
Gain on sales of property, plant and equipment and investment property	18,814	50,330	3,152
Gain on divestment of business to Teva Takeda Yakuhin (Note 14)	27,481	30,366	14,166
Gain on sale of shares of subsidiaries	106,337	56,625	2,553
Insurance proceeds	7,741	799	8,279
Other	9,039	15,777	13,680
Total	¥169,412	¥159,863	¥60,213

Other operating expenses:
Donations and contributions	¥5,603	¥3,627	¥8,513
Restructuring expense (Note 23)	44,736	82,962	181,040
Loss on liquidation of foreign operations	41,465	2,112	—
Change in fair value of contingent considerations (Note 27)	10,523	—	—
Loss on sale of shares of subsidiaries	—	4,016	—
Valuation reserve for pre-launch inventories (reversal)	7,988	(4,113)	30,411
Impairment of assets held for sale (Note 19)	3,213	—	12,897
Other	13,027	14,555	15,830
Total	¥126,555	¥103,159	¥248,691

For the year ended March 31, 2018, the loss on liquidation of foreign operations primarily consists of the realization of cumulative translation loss recorded in the consolidated statements of profit or loss upon the liquidation of certain foreign operations. The gain on the sale of shares of subsidiaries relates to the sale of shareholding in Wako Pure Chemical Industries, Ltd.
For the year ended March 31, 2019, the gain on sales of property, plant and equipment and investment property primarily relates to the sale of the former headquarters in Tokyo. The gain on sale of shares of subsidiaries relates to the sale of certain real estate properties, including the former Osaka headquarters, and the gain on the sale of 100% of the shares held in Guangdong Techpool Bio-Pharma Co., Ltd.
For the year ended March 31, 2020, impairment of asset held for sale relates to divestment of a portfolio of selected over-the-counter and prescription pharmaceutical assets sold in Near East, Middle East and Africa countries as well as Russia, Georgia and countries within the Commonwealth of Independent States